ACQUISITION (Tables)	3 Months Ended
Mar. 29, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed in the JanPak acquisition at the date of acquisition (in thousands):

Accounts receivable	$24,815
Inventories	21,492
Other current assets	4,620
Property and equipment	4,822
Goodwill	16,939
Intangible assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Net assets acquired	$82,500